Digital assets and risk management, Digital Assests (Details) - 12 months ended Dec. 31, 2021 $ in Millions	CAD ($)	USD ($)
Credit risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Insurance policy amount		$ 100
Digital Assets [Member] | Market Risk [Member] | 10% Increase [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of increase (decrease)	10.00%
Increase (decrease) in financial assets	$ 32,394,580
Digital Assets [Member] | Market Risk [Member] | 10% Decrease [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of increase (decrease)	(10.00%)
Increase (decrease) in financial assets	$ (32,394,580)